Subsequent events (Details) € in Thousands, $ in Thousands		1 Months Ended		3 Months Ended
	Jul. 31, 2020	Jun. 30, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Mar. 31, 2019 EUR (€)	Nov. 09, 2017 EUR (€) tranche
Subsequent events
Proceeds from borrowings, classified as financing activities				€ 500
European Investment Bank
Subsequent events
Maximum borrowing capacity					€ 25,000
Number of tranches | tranche					3
EIB-Tranche one
Subsequent events
Maximum borrowing capacity					€ 10,000
EIB-Tranche two
Subsequent events
Proceeds from borrowings, classified as financing activities		€ 5,000
Maximum borrowing capacity					8,000
EIB-Tranche three
Subsequent events
Maximum borrowing capacity					€ 7,000
Incur Debt [Member] | SBA Loan, CARES Act
Subsequent events
Proceeds from borrowings, classified as financing activities | $			$ 325
Incur Debt [Member] | EIB-Tranche two
Subsequent events
Proceeds from borrowings, classified as financing activities		€ 5,000
Share transaction | American Depositary Shares
Subsequent events
Reverse stock split ratio	0.2